Business Combinations	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [abstract]
Disclosure of business combinations [text block]
Note 15 Business Combinations

a)	Bebidas Bolivianas BBO S.A.

On May 7, 2014,
the Company acquired 34% of the stock rights of Bebidas Bolivianas BBO S.A. a Bolivian closed stock company that produces soft drinks and beers in three factories located in the cities of Santa Cruz de la Sierra and Nuestra Señora de la Paz.
The amount of this transaction was
US$ 24.303.000, equivalents to
ThCh$ 13,776,885. On December 9, 2015, the Company paid an increased of capital for an amount of US$ 2,720,000, equivalents to ThCh$ 1,921,245. On June 8, 2016 and November 17, 2016, the Company paid an increased of capital for an amount of US$ 2,221,696, equivalents to ThCh$ 1,510,420 and US$ 1,019,970, equivalents to ThCh$ 663,951, respectively. This transaction did not change the percentage of participation because both partners concurred with the same capital contributions.

Subsequently, on August 9, 2018, the Company acquired an additional 17% of the shares of BBO for an amount of US$ 8,500,000, equivalents to ThCh$ 5,457,935, remaining with a 51% stake in BBO.

The Company has determinated the fair values of assets and liabilities for this business combination (see
Note 1 – General information, letter D
).

On September 20, 2018, the Company paid committed capital of US$ 1,530,029 (equivalent to ThCh$ 1,044,688) in BBO, since that both partners concurred with the same capital contributions, the percentages of participation were maintained.

b)	Cervecera Guayacán SpA.

On August 31, 2018, the subsidiary Cervecería Kunstmann S.A. (CK) acquired an additional 30.0004% of the stock rights of Cervecera Guayacán SpA., for an amount of ThCh$ 361,560, equivalent to 39,232 shares and the subscription and payment of ThCh$ 470,711, equivalent to 49,038 shares. As a consequence above mentioned CK has the 50.0004% stake in Cervecera Guayacán SpA.

The Company has determinated the fair values of assets and liabilities for this business combination (see
Note 1 – General information, letter D
).

c)	Sajonia Brewing Company S.R.L.

On March 31, 2016, subsidiary Bebidas del Paraguay S.A. acquired 51% of the stock rights of Sajona Brewing Company S.R.L (Paraguayan company). The purpose of this company is the production and marketing of Sajonia brand beer. The amount of this transaction was ThCh$ 641,489 (equivalents to US$ 1,000,000).

The Company has determinated the fair values of assets and liabilities for this business combination (see
Note 1 – General information, letter D
).

It is expected that the acquisition of this company allows transforming the brand into a reference in the segment of craft beer, increasing its productive capability and distribution network, forming part of the brands portfolio of BBO and BdP. According with the above mentioned, BdP begins to participate in the production of beer, with its own brand and with great growth prospects.

As of
December 31, 2018
, the Company has no other business combinations.